Net earnings per share	12 Months Ended
Dec. 31, 2025
Disclosure of earnings per share [Abstract]
Net earnings per share [Text Block]

21. Net earnings per share

	2025	2024
	$	$

Net earnings	206,088	16,267

Basic weighted average number of common shares outstanding (in thousands)	187,775	186,290
Dilutive effect of share options	971	915
Dilutive effect of RSUs and DSUs	406	376
Diluted weighted average number of common shares (in thousands)	189,152	187,581

Net earnings per share
Basic	1.10	0.09
Diluted	1.09	0.09

For the year ended December 31, 2024, 53,200 share options were excluded from the computation of diluted earnings per share as their effect was anti-dilutive.